BORROWINGS (Details 1) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Advances from Federal Home Loan Banks [Abstract]
2018		$ 0	$ 12,000
2019		43,071	4,936
2020		11,451	6,405
2021		5,000	0
2023		8,500	0
Thereafter		0	3,500
Total	$ 79,942	$ 68,022	$ 26,841